FORM D

12 32642

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
CMB Number	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per form	16.00

[redacted]

03058784

FORM D

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Private Offering of Units of Limited Liability Company Interest

Filing Under (Check) box(es) that apply: ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

RECEIVED MAY 13 2003 187

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Unick Investments, L.L.C.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
3491 Unick Road, Ferndale, WA 98248	**(360) 319-9961**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (including Area Code)

Brief Description of Business

Purchase of one share of common stock of Outland Design Technologies, Inc., a Washington corporation

PROCESSED MAY 14 2003 THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **limited liability company**
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 9 9 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) W A

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below, or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Manager ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Forhan, Craig

Business or Residence Address (Number and Street, City, State, Zip Code)

3491 Unick Road, Ferndale, WA 98248

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Martin, Terry

Business or Residence Address (Number and Street, City, State, Zip Code)

810 E. Wiser Lake Road, Lynden, WA 98264

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? ☒ Yes ☐ No

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $1,000 - $2,250*

   *** Minimum investment has increased as price per Unit has increased as follows: From 10/6/98 through 10/23/98, $1,000 per Unit; from 3/16/99 through 11/21/1999, $1,500 per Unit; on 10/26/99 and from 11/21/99 through 1/20/2001, $2,250 per Unit.**

3. Does the offering permit joint ownership of a single unit? ☐ Yes ☒ No

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "O" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify **Units of Limited Liability Company Interest**)	$ 259,335	$ 259,335
Total	$ 259,335	$ 259,335

Answer also in Appendix, Column, 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "non" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	12	$ 102,000
Non-accredited Investors	48 *	$ 157,335
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

* **See List of Investors, Oct. 1998-January 2001, attached hereto**

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☐	$ 0
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finder's fees separately)	☐	$ 0
Other Expenses (identify) ______	☐	$ 0
Total	☐	$ 0

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 259,335

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors & Affiliates		Payments to Others
Salaries and fees	☐	$ 0	☐	$ 0
Purchase of real estate	☐	$ 0	☐	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$ 0	☐	$ 0
Repayment of indebtedness	☐	$ 0	☐	$ 0
Working capital	☐	$ 0	☒	$ 0
Other (specify) (1) Purchase of One Share of Outland Design Technologies, Inc. ($200,000) and (2) Loan to Outland Technologies, Inc. ($59,335)	☐	$ 0	☒	$ 259,335
Column Totals	☐	$ 0	☒	$ 259,335
Total Payments Listed (column totals added)		☒ $ 259,335		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Unick Investment, L.L.C.	Craig Forhan	5 9 03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Craig Forhan	**Manager**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... ☐ Yes ☒ No

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Unick Investments, L.L.C.	[signature]	5 9 03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Craig Forhan	**Manager**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ	X		$9,000 Units of LLC Interest	0	0	1	9,000		X
AR									
CA			$19,250 Units of LLC Interest	1	5,000	6	14,250		
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR	X		$6,000 Units of LLC Interest	0	0	3	6,000		
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA	X		$225,085 Units of LLC Interest	11	97,000	38	128,085		
WV									
WI									
WY									
PR									

UNICK INVESTMENTS LLC
INVESTOR LIST

	NAME	ADDRESS	ACCREDITED INVESTOR	DATE	UNITS ACQUIRED	TOTAL INVESTMENT	RELATIONSHIP
ROUND 1 at $1,000							
1)	Forhan Family Prtnshp	3491 Unick Road Ferndale WA 98248	YES	10/06/1998	8 *	$ 8,000.00	Manager of Unick Investments LLC Lead Investor
2)	Robert Bray	3868 Gala Loop Bellingham WA 98226		10/13/1998	5	$ 5,000.00	Friend of Craig Forhan for 29 years Business client of Craig Forhan for 12 years
3)	Doug Forhan	3608 Seeley Dr Bellingham WA 98226		10/13/1998	3	$ 3,000.00	Brother of Craig Forhan
4)	FMB Investments	3608 Seeley Dr Bellingham WA 98226		10/13/1998	6	$ 6,000.00	
	Doug Forhan						Brother of Craig Forhan
	Tim McEvoy		YES				Friend of Craig Forhan for 20 years
	Steve Brinn		YES				Close friend of Doug Forhan & Tim McEvoy
5)	Triumvir Investments	809 W North St Bellingham WA 98225	YES	10/13/1998	10 *	$ 10,000.00	
	Craig Forhan						
	John Zaremba						Friend and business partner of Craig Forhan for 20 years
	Carl Zaremba						Son of John Zaremba
6)	Martin Schroder	3704 Seeley Dr. Bellingham WA 98226	YES	10/23/1998	10	$ 10,000.00	Friend of Craig Forhan for 10 years Tax client of Craig Forhan for 10 years
7)	Mike Johnson	1482 N Grand Oaks Ave Pasadena CA 91104	YES	10/23/1998	5	$ 5,000.00	Tax & business client of Craig Forhan's firm for 15 years
ROUND 2 at $1,500							
8)	Pete & Robin Ingman	2622 Ellis Street Bellingham WA 98225		03/16/1999	1	$ 1,500.00	Friend of James Klassen for 4 years
9)	N Jason Glover	3725 Canterbury Lane #56 Bellingham Wa 98225		03/17/1999	2	$ 3,000.00	Friend of James Klassen for 5 years.
10)	Robert Hull	1319 Cornwall Ave Bellingham WA		03/17/1999	2	$ 3,000.00	Friend of James Klassen for 5 years
11)	E. David & Rachel Murfitt	3821 NE 81st Ave Portland OR 97213		03/26/1999	2	$ 3,000.00	Friend of James Klassen for 15 years
12)	Scott & Linnia Sayers	1053 N State St Bellingham WA 98225		04/02/1999	1	$ 1,500.00	Friend of James for 4 years.
13)	David Gauthier	19537 SW Sharoaks Dr Aloha OR 975006		04/26/1999	1	$ 1,500.00	Friend of James Klassen for 5 years.
14)	Jean Gauthier	1812 N. 40th St Apt C Seattle WA 98103		05/21/1999	1	$ 1,500.00	Mother of David Gauthier David is friend of James Klassen for 5 years.

15) Steve Mason	311 East Wiser Lake Rd Lynden WA 98264		05/23/1999	2	$ 3,000.00	Friend of James Klassen for five years.
16) Don Weiland	8115 280th Pl NW Stanwood WA 98292-4701		07/01/1999	10	$ 15,000.00	Family friend of Terry Martin & family for 40 years Engineer for Outland Design Technologies, Inc
17) Terry Martin	810 E Wiser Lake road Lynden WA 98264	YES	07/01/1999	20 *	$ 30,000.00	President of Outland Design Technologies Business relationship and friend with Craig Forhan
18) Dan Stensland	1171 Noria Laguna Beach CA 92651		08/09/1999	2	$ 3,000.00	Friend of James Klassen for 5 years
19) Michelle Jung	16081 Sherlock Lane Huntington Beach CA 92649		08/22/1999	2	$ 3,000.00	Personal friend of Marten Martens
20) Marten Martens	19672 Westwinds Lane Huntington Beach CA 92646		08/30/1999	2	$ 3,000.00	Brother in Law to Terry Martin Part time employee with Outland Design Technologies, Inc Part time employee with Outland Technologies USA, Inc
21) Terry Martin	810 E Wiser Lake RD Lynden WA 98264	YES	09/16/1999	2	$ 3,000.00	President Outland Design Technologies, Inc Purchased for Elfriede Martens - Mother in Law
22) Shane & Michelle Kniss	3998 Century Drive Eugene OR 97402		09/21/1999	1	$ 1,500.00	Friend of James Klassen for 15 years.
23) Jerry Martinez	16901 A Limelight Circle Huntington Beach CA 92647		10/20/1999	1	$ 1,500.00	Personal friend of Marten Martens Commited to investment prior to 9/30/99
24) Connie Martinez	7917 Nomad Circle Huntington Beach CA 92648		10/20/1999	1	$ 1,500.00	Personal friend of Marten Martens Commited to investment prior to 9/30/99
25) Donald & Marilyn Zorn	12190 Hilynn Dr. Burlington WA 98233		11/21/1999	2	$ 3,000.00	Father in law Carl Zaremba Friend and business employee of Craig Forhan Commited to investment prior to 9/30/99
ROUND 3 at $2,250						
26) April Turnbull	4462 Sea Harbor Huntington Beach CA 92649		10/26/1999	1	$ 2,250.00	Personal friend of Marten Martens
27) Willam McAdow	PO Box 268 Carlton WA 98814	YES	11/21/1999	1	$ 2,250.00	Friend of Lloyd White Purchased for son & daughter
28) Lloyd White	PO Box 268 Carlton WA 98814		11/21/1999	1	$ 2,250.00	Friend and business client of Craig Forhan for 20 years
29) Michael McInnes	5051 Patton Road Bellingham WA 98226		11/24/1999	1	$ 2,250.00	Friend and business client of Craig Forhan for 20 years
30) Bob & Candy Mannon	19017 - 62nd Ave NE Kenmore WA 98028	YES	12/21/1999	4	$ 9,000.00	Friend and business client of Craig Forhan for 20 years
31) Andrew Carl	3201 SW Avalon Way Seattle WA 98126		12/10/1999	4	$ 9,000.00	Friend and business client of Craig Forhan for 10 years
32) Michael Gubsch	3120 144th St SE Bothell WA 98012		12/10/1999	4	$ 9,000.00	Friend and business client of Craig Forhan for 10 years

33)	Rodney Torkleson	5620 38th Ave SW Seattle WA 98126		12/10/1999	2	$ 4,500.00	Friend of Andrew Carl and Mike Gubsch
34)	William & Helen Anderson	64269 E. Golden Spur Ct Tucson AZ 85739		12/14/1999	4	$ 9,000.00	Andrew Carl's Mother and Step Father
35)	James & Cathleen Carl	PO Box 2077 Sequim WA 98382		12/15/1999	2	$ 4,500.00	Andrew Carl's Father and Sterp Mother
36)	Jeffrey Carl	8236 147th Ave SE Newcastle WA 98059		12/17/1999	2	$ 4,500.00	Brother of Andrew Carl
37)	Steve & Michelle Welch	1053 Goat Trail Loop Mukilteo WA 98275		12/17/1999	1	$ 2,250.00	Brother in law - Mike Gubsch
38)	Kenneth Gubsch	3120 144th St SE Bothell WA 98012		12/20/1999	1	$ 2,250.00	Father of Mike Gubsch
39)	Marla Gross	12330 43rd Dr. SE Everett WA 98208		12/20/1999	1	$ 2,250.00	Sister of Mike Gubsch
40)	William Wright	6547 42nd Ave SW # 15 Seattle WA 98136		12/20/1999	1	$ 2,250.00	Friend of Andrew Carl
41)	Louise Wisenbaker	3201 SW Avalon Way # 42 Seattle WA 98126		12/29/1999	1	$ 2,250.00	Friend of Andrew Carl and Mike Gubsch Business relationship with Craig Forhan
42)	John Clough	1120 Chuckanut Crest Dr Bellingham WA 98225	YES	12/29/1999	2	$ 4,500.00	Friend of Craig Forhan for 25 years Tax client of Craig Forhan for 10 years
43)	Craig & Kelli Cox	5301 Long Hollow Rd. Colfax WA 99111		12/30/1999	1	$ 2,250.00	Cousin to Craig Forhan
44)	Larry & Maryjo Oltmann	607 Fieldston Rd. Bellingham WA 98225		12/30/1999	2	$ 4,500.00	Cousin to Craig Forhan
45)	Patrick Sullivan	27809 214th Ave SE Maple Valley WA 98038		12/30/1999	1	$ 2,250.00	Friend of Andrew Carl and Mike Gubsch
46)	Mike Amstein	14916 NE 76th Ct Redmond WA 98052	YES	12/31/1999	2	$ 4,500.00	Friend of Andrew Carl and Mike Gubsch
47)	Doug Duncan	9712 - 234th St SW Edmonds WA 98020		01/07/2000	1	$ 2,250.00	Friend of Andrew Carl and Mike Gubsch
48)	Clay McQuarrie	12322 Highway 99 S # 87 Everett WA 98204		01/12/2000	1	$ 2,250.00	Friend of Craig Forhan for 25 years Business client of Craig Forhan for 15 years
49)	Mark McEathron	222 Middlefield Road Bellingham WA 98225	YES	01/12/2000	1	$ 2,250.00	Friend and business client of Craig Forhan for 20 years
50)	Don Duncan	10119 128th Ave SE Renton WA 98056		01/21/2000	1	$ 2,250.00	Friend of Andrew Carl and Mike Gubsch
51)	Bradbury Enterprises, Inc Tom Bradbury	219 Marine Drive Pt Roberts WA 98281	YES	02/20/2000	4	$ 9,000.00	Friend and business client of Craig Forhan for 20 years

52) Tom Bradbury	219 Marine Drive Pt Roberts WA 98281	YES	02/20/2000	2	$ 4,500.00	Friend and business client of Craig Forhan for 20 years Purchased as gift for son
53) Gossage Family Partnership	1314 N State St Bellingham WA 98225		02/29/2000	2	$ 4,500.00	Business client of Craig Forhan for 10 years
54) Jay & Shari Gossage	1317 Butler Creek Road Sedro Woolley WA 98284		06/23/2000	2	$ 4,500.00	Friend and business client of Craig Forhan for 10 years
55) Anthony Burden	1048 Edgewater Lane Lynden WA 98264		08/14/2000	5	$ 10,000.00	Friend of Terry Martin for 8 years; price discount per Terry Martin's instructions
56) Jim Leppala	2674 Haxton Way Bellingham WA 98226		01/20/2001	0.26	$ 585.00	Friend and business client of Craig Forhan for 20 years Plumber at well test of CvR Technology in January 2001 Took fees and invested

RESALE OF UNICK INVESTMENTS LLC

Judy Brower	109 Corsica Ct Newport Beach 92660	YES	07/09/2001	17.84	$ 70,000.00	Partner - Brower, Miller, & Cole Marketing agency for Outland Technologies, Inc
John C Clements	4 Estrella Irvine CA 92614	YES	07/16/2001	6.22	$ 24,991.00	Personal friend of Michael Lancaster Senior Vice President Outland Technologies USA Inc
John C Clements & Assc I	4 Estrella Irvine Ca 92614	YES	07/16/2001	6.87	$ 27,604.00	Personal friend of Michael Lancaster Senior Vice President Outland Technologies USA Inc